Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Taxes

A reconciliation of differences between the effective income tax rates and the statutory federal rates is as follows:

	2019		2018
	Rate	Amount	Rate	Amount
Tax benefit at US statutory rate	21%	$718,400	21%	$626,520
State taxes, net of federal benefit	5%	171,048	5%	149,171
Change in valuation allowance	(26)%	(889,448)	(26)%	(775,691)
	—	$—	—	$—

Schedule of Deferred Tax Assets and Liabilities

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2019 and 2018 consisted of the following:

	2019	2018
Net Operating Loss Carryforward	$2,643,599	$1,754,151
Valuation Allowance	(2,643,599)	(1,754,151)
Total Net Deferred Tax Assets	$—	$—